EARNING PER SHARE (Details)	3 Months Ended		6 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) category $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) category $ / shares shares
Numerator
(Loss) profit for the period (basic EPS) | $	$ 108,449	$ (8,156,746)	$ (4,483,185)	$ (7,658,449)
(Loss) profit for the period (diluted EPS) | $	$ 108,449	$ (8,156,746)	$ (4,483,185)	$ (7,658,449)
Denominator
Weighted average number of shares (basic EPS) | shares	62,839,961	61,657,343	62,839,961	61,657,343
Weighted average number of shares (diluted EPS) | shares	63,877,692	61,657,343	62,839,961	61,657,343
Basic (loss) profit attributable to ordinary equity holders of the parent | $ / shares	$ 0.0017	$ (0.1323)	$ (0.0713)	$ (0.1242)
Diluted (loss) profit attributable to ordinary equity holders of the parent | $ / shares	$ 0.0017	$ (0.1323)	$ (0.0713)	$ (0.1242)
Number of categories of dilutive potential shares | category		2		2